Income Taxes - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015 JPY (¥) Subsidiary	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Income Taxes [Line Items]
National Corporate Tax rate			25.50%	28.05%	28.05%
Corporate Inhabitant Tax rate			5.00%	5.00%	5.00%
Corporate Enterprise Tax rate			8.00%	8.00%	8.00%
Statutory tax rate			35.60%	37.98%	37.98%
Deferred income tax assets, period increase (decrease)			¥ (12,583)
Net income attributable to NTT, period increase (decrease)			(9,595)
Net change in the total valuation allowance			6,029	¥ 6,228	¥ 11,535
Operating loss carryforwards			677,456
Unrecognized tax benefits			5,754	5,383	4,356
Americas
Income Taxes [Line Items]
Net change in the total valuation allowance			(13,362)	¥ (17,937)	¥ (6,534)
Fiscal Year Twenty Sixteen To Twenty Seventeen
Income Taxes [Line Items]
Deferred income tax assets, period increase (decrease)			(54,357)
Net income attributable to NTT, period increase (decrease)			¥ (47,841)
Scenario, Forecast
Income Taxes [Line Items]
Statutory tax rate	32.00%	33.00%
JAPAN
Income Taxes [Line Items]
Wholly owned subsidiaries in Japan | Subsidiary			78